SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than the below.

On July 9, 2023, the Company extended the Combination Period from July 9, 2023 to August 9, 2023, by depositing $135,000 into the Trust Account on July 5, 2023.

On July 7, 2023, the Company issued an unsecured promissory note (the “Fifth Working Capital Note) in the amount of $100,000. The Fifth Working Capital Note does not bear interest, and matures upon the earlier of two days following the date on which the Company’s initial business combination is consummated or the date of the liquidation of the Company.

On July 27, 2023, the Company held an extraordinary general meeting of shareholders (the “July Extraordinary General Meeting”), to, among other things, approve (i) a special resolution to amend the amended and restated articles of association of the Company (the “Articles”) giving the Company the right to further extend the Business Combination Period six (6) times for an additional one (1) month each time, from August 9, 2023 to February 7, 2024 (the “Second Extension Amendment”) and (ii) the proposal to approve the Second Trust Amendment (as defined below). All proposals at the July Extraordinary General Meeting were approved by the shareholders of the Company. As such, the Company and Transfer Agent entered into Amendment No. 2 to the Investment Management Trust Agreement, to allow ATAK to extend the Business Combination Period six (6) times for an additional one (1) month each time from August 9, 2023 to February 9, 2024 by depositing into the Trust Account for each one-month extension the lesser of: (x) $135,000 or (y) $0.045 per share multiplied by the number of public shares then outstanding (the “Second Trust Amendment”). In addition, on July 27, 2023, the Company adopted the Second Extension Amendment, amending the Company’s Articles.

In connection with the vote to approve the Second Extension Amendment, the holders of 362,831 Class A Ordinary Shares elected to redeem their shares for cash at a redemption price of approximately $10.68 per share, for an aggregate redemption amount of approximately $3.9 million, leaving approximately $56.7 million in the trust account.

On July 31, 2023, the Company issued an unsecured promissory note to the Sponsor, with a principal amount equal to $810,000 (the “Third Extension Note”). The Third Extension Note bears no interest and matures upon the earlier of (a) the date of the consummation of our initial business combination, or (b) the date of our liquidation. Advances under the Third Extension Note are for the purpose of Extension Payments and repaying the Sponsor or any other person with respect to funds loaned to the Company for the purpose of paying Extension Payments.

On August 9, 2023, the Company extended the Combination Period from August 9, 2023 to September 9, 2023 by depositing $135,000 into the Trust Account on July 31, 2023.

On September 1, 2023, the Company issued an unsecured promissory note (the “Sixth Working Capital Note”) in the amount of $50,000 to the Sponsor. The Sixth Working Capital Note does not bear interest, and matures upon the earlier of two days following the date on which the Company’s initial business combination is consummated or the date of the liquidation of the Company.

On September 9, 2023, the Company extended the Combination Period from September 9, 2023 to October 9, 2023 by depositing $135,000 into the Trust Account on September 1, 2023.

On October 9, 2023, the Company extended the Combination Period from October 9, 2023 to November 9, 2023 by depositing $135,000 into the Trust Account on October 2, 2023.

On October 24, 2023, the Company issued an unsecured promissory note (the “Seventh Working Capital Note”) in the amount of $75,000 to the Sponsor. The Seventh Working Capital Note does not bear interest, and matures upon the earlier of two days following the date on which the Company’s initial business combination is consummated or the date of the liquidation of the Company.

On November 3, 2023, the Company deposited $135,000 into the Trust Account to extend the Combination Period from November 9, 2023 to December 9, 2023.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than the below.

On February 3, 2023, the Company held an Extraordinary General Meeting held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), to approve (i) a special resolution to amend the Company’s Amended and Restated Articles of Association giving the Company the right to extend the Combination Period six (6) times for an additional one (1) month each time, from February 9, 2023 to August 9, 2023 (the “Extension Amendment”) and (ii) the proposal to approve the Trust Amendment (as defined below).

On February 6, 2023, the Company and Trustee entered into Amendment No. 1 to the Investment Management Trust Agreement, to allow the Company to extend the date by which it has to consummate a business combination (the “Combination Period”) six (6) times for an additional one (1) month each time from February 9, 2023 to August 9, 2023 by depositing into the Trust Account for each one-month extension the lesser of: (x) $135,000 or (y) $0.045 per share multiplied by the number of public shares then outstanding (the “Trust Amendment”). A copy of the Trust Amendment is attached to this Current Report on Form 8-K as Exhibit 10.1 and incorporated herein by reference. In addition, on February 6, 2023, the Company adopted the Extension Amendment, amending the Company’s Amended and Restated Articles of Association.

In connection with the vote to approve the Extension Amendment, the holders of 14,529,877 Class A ordinary shares, initially issued in the Company’s initial public offering (“Public Shares”), elected to redeem their Public Shares for cash at a redemption price of approximately $10.2769 per Public Share, for an aggregate redemption amount of approximately $149.3 million, leaving approximately $58.3 million in the Company’s trust account.

On February 8, 2023, the Company issued an unsecured promissory note (the “Extension Note”) in the amount of $135,000 to ATAC Sponsor LLC (the “Sponsor”), in exchange for the Sponsor depositing such amounts into the Company’s trust account in order to extend the amount of time the Company has available to complete a business combination (the “Extension”) by one (1) month from February 9, 2023 to March 9, 2023. The Notes does not bear interest, and matures (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated or liquidation and (ii) August 31, 2023. Repayment of the Extension Note shall be made no later than twenty (20) business days following the closing of the Company’s initial business combination. In connection with the issuance of the Extension Note, certain existing investors in the Sponsor received convertible notes issued by the Sponsor, whereby, at the election of the noteholders and only if the Company consummates the initial business combination, a noteholder may convert the principal outstanding under the respective note into Class A ordinary shares of the Company at a price of $10.00 per share.

In addition, the Company issued an unsecured promissory note (the “Working Capital Note”) in the amount of $90,000 to the Sponsor, in exchange for the Sponsor depositing such amounts in the Company’s working capital account, in order to provide the Company with additional working capital. The Working Capital Note does not bear interest, and matures (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated and (ii) the date of the liquidation of the Company.

On February 26, 2023 (the “Signing Date”), Aurora Technology Acquisition Corp., a Cayman Islands exempted company (which shall migrate to and domesticate as a Delaware corporation prior to the Closing, as defined below) (“ATAK”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), among ATAK, Aurora Technology Merger Sub Corp., a Nevada corporation and a direct, wholly-owned subsidiary of ATAK (“Merger Sub”), and DIH Holding US, Inc., a Nevada corporation (“DIH”). ATAK and DIH are each individually referred to herein as a “Party” and, collectively, the “Parties.”

The Business Combination Agreement has been approved by the board of directors of each of ATAK and Merger Sub and DIH, respectively. The transactions contemplated by the Business Combination Agreement are referred to as the “Business Combination.”

On March 3, 2023, the Company issued an unsecured promissory note to the Sponsor, with a principal amount equal to $810,000 (the “Second Extension Note”). The Second Extension Note bears no interest and is repayable in full (subject to amendment or waiver) upon the earlier of (a) the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation. Advances under the Second Extension Note are for the purpose of making payments to extend the Combination Period (“Extension Payments”) and repaying the Sponsor or any other person with respect to funds loaned to the Company for the purpose of paying Extension Payments, including the Extension Payment made in connection with the first extension.

On April 6, 2023, pursuant to the Second Extension Note, the Company delivered to the Sponsor a written request to draw down $135,000 for the third month of the Extension. Upon this written request, the Sponsor deposited $135,000 to the Company’s Trust Account on April 6, 2023 in order to extend the Combination Period by one (1) month From April 9, 2023 to May 9, 2023.

In addition, the Company issued an unsecured promissory note (the “Second Working Capital Note”) in the amount of $100,000 to the Sponsor, in exchange for the Sponsor depositing such amounts in the Company’s working capital account, in order to provide the Company with additional working capital. The Second Working Capital Note does not bear interest, and matures (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated and (ii) the date of the liquidation of the Company.

DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

17. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through September 22, 2023, the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

17. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through August 2, 2023, the date that the financial statements were issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

Related Party Settlement Agreement

On May 3, 2023, DIH and Cayman and its subsidiaries, including the Company, DIH China and DIH Hong Kong, entered into a cash settlement agreement in which the Company agreed to pay a net settlement amount of approximately $93 related to an outstanding due from related party balance of $7,185 and a due to related party balance of $7,277, both as of December 31, 2022, for ongoing activities between the Company and DIH Hong Kong. Refer to Note 12 Related Party Transactions, for additional information.

Payment on Behalf of DIH Cayman

As discussed in Note 12 Related Party Transactions, on May 4, 2023, June 2, 2023 and July 5, 2023, the first, second and third installments of $0.1 million each, respectively, was paid by DIH on behalf of DIH Cayman in connection with the guaranty and loan agreement entered into between the Sponsor entered and DIH Cayman.

SafeGait acquisition

As disclosed in Note 2, in the first quarter of the year ending March 31, 2024, the Company made payments of $0.2 million related to the SafeGait asset acquisition.